UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6076
Registrant’s telephone number, including area code

Date of fiscal year end: February 29

Date of reporting period:  November 30, 2019

Item 1. Schedule of Investments.

Hoya Capital Housing ETF
Schedule of Investments
November 30, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.7%
	Home Building Products & Materials - 15.8%
672	American Woodmark Corporation (a)	$69,149
1,296	AO Smith Corporation	62,726
660	Armstrong World Industries, Inc.	63,373
1,668	Beacon Roofing Supply, Inc. (a)	49,456
372	Cavco Industries, Inc. (a)	74,404
672	Eagle Materials, Inc.	61,844
1,104	Fortune Brands Home & Security, Inc.	69,839
1,536	Leggett & Platt, Inc.	80,363
216	Lennox International, Inc.	55,264
2,544	Louisiana-Pacific Corporation	75,455
1,548	Masco Corporation	72,059
408	Mohawk Industries, Inc. (a)	56,863
1,176	Owens Corning	78,863
1,668	PotlatchDeltic Corporation	72,441
528	PPG Industries, Inc.	68,028
132	Sherwin-Williams Company	76,973
924	Simpson Manufacturing Company, Inc.	75,029
876	Trex Company, Inc. (a)	75,389
372	Watsco, Inc.	66,205
2,544	Weyerhaeuser Company	75,073
		1,378,796
	Home Furnishings & Home Goods - 13.9%
1,104	Aaron’s, Inc.	64,474
36	Amazon.com, Inc. (a)	64,829
4,596	Bed Bath & Beyond, Inc.	67,010
240	Costco Wholesale Corporation	71,954
1,608	Herman Miller, Inc.	76,830
1,860	La-Z-Boy, Inc.	58,776
444	Middleby Corporation (a)	51,398
5,652	Overstock.com, Inc. (a)	42,899
660	RH (a)	135,689
1,752	Sleep Number Corporation (a)	84,569
732	Target Corporation	91,507
936	Tempur Sealy International, Inc. (a)	79,448
1,164	TJX Companies, Inc.	71,155
576	Walmart, Inc.	68,596
420	Wayfair, Inc. - Class A (a)	35,666
468	Whirlpool Corporation	66,971
1,176	Williams-Sonoma, Inc.	81,614
		1,213,385

	Home Improvement Retailers - 6.3%
1,188	Home Depot, Inc.	261,966
2,448	Lowe’s Companies, Inc.	287,175
		549,141
	Homebuilders - 16.1%
2,616	DR Horton, Inc.	144,796
4,344	KB Home	150,215
2,244	Lennar Corporation - Class A	133,855
3,600	MDC Holdings, Inc.	142,452
2,280	Meritage Homes Corporation (a)	151,711
36	NVR, Inc. (a)	136,508
3,576	PulteGroup, Inc.	141,788
5,688	Taylor Morrison Home Corporation - Class A (a)	132,075
3,192	Toll Brothers, Inc.	128,223
8,820	TRI Pointe Group, Inc. (a)	137,416
		1,399,039
	Mortgage Lenders & Servicers - 10.5%
3,012	AGNC Investment Corporation	52,168
5,568	Annaly Capital Management, Inc.	51,950
1,848	Bank of America Corporation	61,575
1,056	BB&T Corporation	57,784
2,736	Chimera Investment Corporation	55,732
516	First Republic Bank	56,708
3,936	Huntington Bancshares, Inc.	58,607
468	JPMorgan Chase & Company	61,664
312	M&T Bank Corporation	51,399
7,032	MFA Financial, Inc.	53,865
3,180	New Residential Investment Corporation	49,290
396	PNC Financial Services Group, Inc.	60,671
3,972	Regions Financial Corporation	66,094
840	SunTrust Banks, Inc.	59,506
3,984	Two Harbors Investment Corporation	57,927
1,128	Wells Fargo & Company	61,431
		916,371
	Property, Title & Mortgage Insurance - 5.1%
528	Allstate Corporation	58,793
1,320	Fidelity National Financial, Inc.	62,872
948	First American Financial Corporation	60,312
3,816	MGIC Investment Corporation	54,988
2,280	Old Republic International Corporation	51,437
636	Progressive Corporation	46,460
2,268	Radian Group, Inc.	58,605
360	Travelers Companies, Inc.	49,219
		442,686

		Real Estate Technology, Brokerage & Services - 4.0%
1,248		CoreLogic, Inc. (a)	51,705
1,668		RE/MAX Holdings, Inc. - Class A	63,968
7,332		Realogy Holdings Corporation	76,766
864		RealPage, Inc. (a)	47,546
2,964		Redfin Corporation (a)	57,146
1,236		Zillow Group, Inc. - Class C (a)	48,389
			345,520
		Residential REITs & Real Estate Operators - 28.0%
2,460		American Campus Communities, Inc.	118,178
4,728		American Homes 4 Rent - Class A	126,285
2,280		Apartment Investment & Management Company - Class A	122,596
564		AvalonBay Communities, Inc.	120,927
1,104		Camden Property Trust	123,151
3,432		CubeSmart	105,843
1,944		Equity LifeStyle Properties, Inc.	144,011
1,500		Equity Residential	127,650
396		Essex Property Trust, Inc.	123,623
1,092		Extra Space Storage, Inc.	115,807
3,636		Healthpeak Properties, Inc.	126,824
6,036		Host Hotels & Resorts, Inc.	105,570
4,476		Invitation Homes, Inc.	136,652
1,020		Mid-America Apartment Communities, Inc.	138,832
4,128		Park Hotels & Resorts, Inc.	97,627
492		Public Storage	103,655
936		Sun Communities, Inc.	154,169
2,556		UDR, Inc.	122,816
1,752		Ventas, Inc.	102,159
1,416		Welltower, Inc.	119,751
			2,436,126
		TOTAL COMMON STOCKS (Cost $7,792,355)	8,681,064

		SHORT-TERM INVESTMENTS - 0.3%
24,576		First American Government Obligations Fund, Class X, 1.56% *	24,576
		TOTAL SHORT-TERM INVESTMENTS (Cost $24,576)	24,576
		TOTAL INVESTMENTS - 100.0% (Cost $7,816,931)	8,705,640
		Other Assets in Excess of Liabilities - 0.0% +	2,379
		NET ASSETS - 100.0%	$8,708,019

	Percentages are stated as a percent of net assets.

	The Fund’s security classifications are defined by the Fund advisor.

	(a)	Non-income producing security.
	*	Rate shown is the annualized seven-day yield as of November 30, 2019.
	+	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure at November 30, 2019 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2019:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$8,681,064	$-	$-	$8,681,064
Short-Term Investments	$24,576	$-	$-	$24,576
Total Investments in Securities	$8,705,640	$-	$-	$8,705,640
^ See Schedule of Investments for breakout of investments by sector classification.

For the period ended November 30, 2019, the Fund did not recognize any transfers to or from Level 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     ETF Series Solutions

By (Signature and Title)        /s/ Kristina R. Nelson
    Kristina R. Nelson, President (principal executive officer)

Date         1/24/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Kristina R. Nelson
 Kristina R. Nelson, President (principal executive officer)

Date         1/24/2020

By (Signature and Title)*           /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date         1/24/2020

* Print the name and title of each signing officer under his or her signature.